Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
3.	FAIR VALUE MEASUREMENTS

Measurements of fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. The Plan’s policy is to recognize significant transfers between levels at the end of the reporting period. The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Fair value measurements
	as of December 31, 2025, using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Mutual funds	$556,075,039	$-	$-	$556,075,039
Common stock	20,901,785	-	-	20,901,785
Money market funds	17,415,320	-	-	17,415,320
Participant-directed brokerage accounts	17,409,271	-	-	17,409,271
Total	$611,801,415	$-	$-	$611,801,415

	Fair value measurements
	as of December 31, 2024, using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Mutual funds	$494,289,154	$-	$-	$494,289,154
Common stock	19,740,148	-	-	19,740,148
Money market funds	15,219,032	-	-	15,219,032
Participant-directed brokerage accounts	12,015,667	-	-	12,015,667
Total	$541,264,001	$-	$-	$541,264,001